Average Annual Total Returns - Class H - Inverse Russell 2000 2x Strategy Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(60.03%)	(33.59%)	(31.04%)	(60.03%)	(33.61%)	(31.06%)	(35.54%)	(19.58%)	(12.72%)	19.96%	14.21%	13.29%